RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT (Tables)	12 Months Ended
Dec. 31, 2011
RELATED-PARTY TRANSACTIONS
Summary of the sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income

	2011	2010	2009
Wholesale subsidy—CNH North America	$135,294	$115,353	$44,216
Wholesale subsidy—other affiliates	1,928	—	—
Retail subsidy—CNH North America	216,544	227,208	112,678
Operating lease subsidy—CNH North America	26,518	22,273	17,447
Lending funds—CNH North America	1,700	10,329	9,977
Lending funds—other affiliates	22	1,220	1,307

Total interest and other income from affiliates	$382,006	$376,383	$185,625

Schedule of various accounts and notes receivable and debt with the affiliates

	2011			2010
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH America	2.50%	—	$65,335	2.46%	—	$43,780
CNH Canada Ltd.	1.33%	—	115,816	3.30%	—	75,938
Other affiliates	2.50%	—	12,766	2.46%	—	13,701

Total affiliated receivables			$193,917			$133,419

Affiliated debt owed to:
CNH America	2.50% - 3.18%	Various	$525,927	2.46% - 4.44%	Various	$1,104,257
Fiat	3.38% - 7.00%	Various	293,343	4.38% - 7.00%	Various	462,850

Total affiliated debt			$819,270			$1,567,107

Schedule of maturities of affiliated debt

2012	$735,732
2013	62,487
2014	19,582
2015	1,469
2016 and thereafter	—

Total	$819,270